UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 3.8%
Maricopa County Pollution Control Corp.,
Refunding RB, Southern California
Edison Co., Series A, 5.00%, 6/01/35 $	585	$ 588,574
Pima County IDA, RB, American Charter
Schools Foundation, Series A, 5.63%,
7/01/38	1,000	900,900
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	380	388,197
Pima County IDA, Refunding RB, Arizona
Charter Schools Project, Series O,
5.25%, 7/01/31	1,000	807,340
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/38	665	696,860
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/37	2,590	2,297,719
		5,679,590
California — 9.3%
California Health Facilities Financing
Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%,
7/01/39	680	728,926
St. Joseph Health System, 5.75%,
7/01/39	385	402,737
California HFA, RB, AMT, Home
Mortgage:
Series G, 5.50%, 8/01/42	2,380	2,344,372
Series K, 5.50%, 2/01/42	840	859,639
California State Public Works Board, RB,
Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	400	426,868
California Statewide Communities
Development Authority, Refunding RB,
Senior Living, Southern California:
6.25%, 11/15/19	1,000	1,107,820
6.63%, 11/15/24	540	581,234

	Par
Municipal Bonds	(000)	Value
California (concluded)
Los Angeles Department of Airports, RB,
Series A, 5.25%, 5/15/39	$ 270	$ 282,158
San Francisco City & County Public
Utilities Commission, RB, Series B,
5.00%, 11/01/39	3,225	3,388,088
State of California, GO:
4.50%, 10/01/36	2,000	1,782,560
Various Purpose, 6.50%, 4/01/33	2,000	2,249,220
		14,153,622
Colorado — 1.1%
Colorado Health Facilities Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/40	755	755,529
North Range Metropolitan District No. 2,
GO, Limited Tax, 5.50%, 12/15/37	1,200	927,060
		1,682,589
District of Columbia — 8.2%
District of Columbia, RB, Methodist
Home District of Columbia, Series A:
7.38%, 1/01/30	550	559,977
7.50%, 1/01/39	910	927,317
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB, Asset-
Backed:
6.25%, 5/15/24	5,030	5,037,847
6.50%, 5/15/33	5,700	5,464,419
Metropolitan Washington Airports
Authority, RB, First Senior Lien,
Series A:
5.00%, 10/01/39	170	175,158
5.25%, 10/01/44	270	282,169
		12,446,887
Florida — 4.2%
County of Miami-Dade Florida, RB,
Water & Sewer System, 5.00%,
10/01/34	1,950	2,001,499

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDRB	Industrial Development Revenue Bonds
EDC	Economic Development Corp.	ISD	Independent School District
ERB	Education Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
GO	General Obligation Bonds	PSF-GTD	Permanent School Fund Guaranteed
HDA	Housing Development Authority	RB	Revenue Bonds
HFA	Housing Finance Agency

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41 $	400	$ 407,024
Sarasota County Health Facilities
Authority, Refunding RB, Village On
The Isle Project, 5.50%, 1/01/32	520	469,170
Sumter Landing Community
Development District Florida, RB,
Sub-Series B, 5.70%, 10/01/38	1,415	1,148,711
Tolomato Community Development
District, Special Assessment Bonds,
Special Assessment, 6.65%, 5/01/40	1,750	1,439,288
Watergrass Community Development
District, Special Assessment Bonds,
Series A, 5.38%, 5/01/39	1,850	947,163
		6,412,855
Georgia — 2.1%
DeKalb County Hospital Authority
Georgia, RB, DeKalb Medical Center
Inc. Project, 6.13%, 9/01/40	1,375	1,386,743
DeKalb Private Hospital Authority,
Refunding RB, Children's Healthcare,
5.25%, 11/15/39	285	294,935
Rockdale County Development
Authority, RB, Visy Paper Project,
Series A, AMT, 6.13%, 1/01/34	1,600	1,503,760
		3,185,438
Guam — 0.5%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	200	207,696
6.75%, 11/15/29	295	316,302
7.00%, 11/15/39	205	221,691
		745,689
Illinois — 2.1%
Illinois Finance Authority, RB, Advocate
Health Care, Series C, 5.38%,
4/01/44	1,845	1,899,594
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B,
5.50%, 11/01/39	550	573,853
OSF Healthcare System, Series A,
6.00%, 5/15/39	455	459,309
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	215	222,226
		3,154,982
Indiana — 2.4%
Delaware County Hospital Authority
Indiana, RB, Cardinal Health System
Obligation Group, 5.25%, 8/01/36	2,000	1,796,480
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	290	296,589

	Par
Municipal Bonds	(000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding
RB, Parkview Health System, Series A,
5.75%, 5/01/31	$ 1,100	$ 1,139,666
Indiana Municipal Power Agency, RB,
Indiana Municipal Power Agency,
Series B, 6.00%, 1/01/39	350	380,814
		3,613,549
Kansas — 0.7%
City of Lenexa Kansas, Refunding RB,
5.50%, 5/15/39	650	537,726
Kansas Development Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/40	575	581,871
		1,119,597
Kentucky — 0.3%
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	350	364,623
Louisiana — 1.4%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp. Projects, 6.75%,
11/01/32	2,000	2,068,520
Maryland — 1.2%
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.75%,
6/01/35	150	153,378
Maryland Health & Higher Educational
Facilities Authority, RB, King Farm
Presbyterian Community, Series B,
5.00%, 1/01/17	725	693,868
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
University of Maryland Medical
System:
5.00%, 7/01/34	490	495,253
5.13%, 7/01/39	490	498,580
		1,841,079
Massachusetts — 0.4%
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	615	629,643
Michigan — 2.2%
City of Detroit Michigan, RB, Senior Lien,
Series B (AGM), 7.50%, 7/01/33	560	674,279
Garden City Hospital Finance Authority
Michigan, Refunding RB, Garden City
Hospital Obligation, Series A, 5.00%,
8/15/38	1,540	1,040,270

2 BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39 $	1,400	$ 1,671,712
		3,386,261
Montana — 0.4%
Two Rivers Authority, RB, Senior
Lien (a)(b):
7.25%, 11/01/21	1,500	225,315
7.38%, 11/01/27	2,600	364,156
		589,471
New Jersey — 0.3%
New Jersey EDA, RB, Continental Airlines
Inc. Project, AMT, 6.63%, 9/15/12	500	507,485
New York — 4.5%
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT, 7.63%,
8/01/25 (c)	4,000	4,122,840
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	420	438,934
New York State Dormitory Authority, RB,
New York University, Series A, 5.25%,
7/01/48	2,000	2,122,860
		6,684,634
North Carolina — 0.7%
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A:
5.00%, 6/01/39	220	225,995
5.00%, 6/01/42	480	491,333
North Carolina Municipal Power Agency
No. 1 Catawba, Refunding RB,
Series A, 5.00%, 1/01/30	365	377,143
		1,094,471
Pennsylvania — 1.6%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	2,080	1,544,026
Pennsylvania Economic Development
Financing Authority, RB, Aqua
Pennsylvania Inc. Project, 5.00%,
11/15/40	650	667,946
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
Allegheny Delaware Valley Obligation,
Series A (NPFGC), 5.88%, 11/15/21	135	131,674
		2,343,646
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	1,705	1,889,890

	Par
Municipal Bonds	(000)	Value
South Carolina — 2.1%
South Carolina Jobs, EDA, Refunding
RB:
First Mortgage, Lutheran Homes,
5.50%, 5/01/28	$ 600	$ 530,364
First Mortgage, Lutheran Homes,
5.63%, 5/01/42	1,000	842,790
Palmetto Health, 5.50%, 8/01/26	565	571,153
Senior Lien, Burroughs & Chapin,
Series A (Radian), 4.70%, 4/01/35	1,470	1,252,293
		3,196,600
Texas — 6.7%
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	1,500	813,765
City of Dallas Texas, Refunding RB,
5.00%, 10/01/35	525	559,892
City of Houston Texas, RB, Senior Lien,
Series A, 5.50%, 7/01/39	250	268,385
HFDC of Central Texas Inc., RB, Village
at Gleannloch Farms, Series A, 5.50%,
2/15/27	1,150	1,002,846
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	700	763,742
North Texas Tollway Authority, RB, Toll,
2nd Tier, Series F, 6.13%, 1/01/31	2,290	2,441,048
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	1,390	1,467,187
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien:
LBJ Infrastructure, 7.00%, 6/30/40	1,490	1,550,121
Note Mobility, 6.88%, 12/31/39	1,315	1,364,786
		10,231,772
Utah — 0.6%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	955	977,299
Virginia — 4.3%
Fairfax County EDA, Refunding RB,
Goodwin House Inc., 5.13%,
10/01/42	850	827,084
Peninsula Ports Authority, Refunding RB,
Virginia Baptist Homes, Series C,
5.38%, 12/01/26	2,600	1,726,556
Reynolds Crossing Community
Development Authority, Special
Assessment Bonds, Reynolds
Crossing Project, 5.10%, 3/01/21	1,000	952,290
Tobacco Settlement Financing Corp.
Virginia, Refunding RB,
Senior Series B1, 5.00%, 6/01/47	1,480	958,108
Virginia HDA, RB, Rental Housing,
Series F, 5.00%, 4/01/45	1,000	1,009,460
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	1,000	1,027,120
		6,500,618

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

JULY 31, 2010

3

Schedule of Investments(continued)

BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Vermont — 1.9%
Vermont HFA, RB, Series 27, AMT
(AGM), 4.90%, 5/01/38 (c)	$ 3,020	$ 2,943,745
Wisconsin — 3.6%
Wisconsin Health & Educational
Facilities Authority, RB, Ascension
Health Credit Group, Series A, 5.00%,
11/15/31	5,335	5,476,484
Wyoming — 0.1%
Wyoming Municipal Power Agency, RB,
Series A, 5.00%, 1/01/42	100	100,405
Total Municipal Bonds – 68.0%		103,021,444
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
California — 16.1%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	1,085	1,186,415
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/18	835	897,442
Golden State Tobacco Securitization
Corp. California, Custodial Receipts,
Series 1271, 5.00%, 6/01/45 (d)	5,000	4,542,150
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40	2,045	2,079,704
San Diego Community College District
California, GO, Election of 2002,
5.25%, 8/01/33	545	580,801
University of California, RB, Series B
(NPFGC), 4.75%, 5/15/38	15,000	15,045,450
		24,331,962
Colorado — 0.5%
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34	735	784,032
Illinois — 9.8%
City of Chicago Illinois, Custodial
Receipts, Series 1284, 5.00%,
1/01/33 (d)	15,000	14,859,600
Indiana — 9.3%
Carmel Redevelopment Authority, RB,
Performing Arts Center:
4.75%, 2/01/33	7,230	7,282,200
5.00%, 2/01/33	6,580	6,758,121
		14,040,321
Massachusetts — 7.8%
Massachusetts HFA, Refunding HRB,
Series D, AMT, 5.45%, 6/01/37	11,855	12,013,501
Nebraska — 3.4%
Omaha Public Power District, RB,
System, Sub-Series B (NPFGC),
4.75%, 2/01/36	5,000	5,079,800

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (e)	(000)	Value
New Hampshire — 0.5%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth College, 5.25%, 6/01/39 $	660	$ 719,328
New York — 15.3%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	500	558,315
New York City Municipal Water Finance
Authority, Refunding RB, Series D,
5.00%, 6/15/39	7,500	7,768,350
New York State Dormitory Authority,
ERB:
Series B, 5.75%, 3/15/36	11,250	12,805,537
Series F, 5.00%, 3/15/35	2,005	2,071,686
		23,203,888
North Carolina — 10.3%
University of North Carolina at Chapel
Hill, Refunding RB, General, Series A,
4.75%, 12/01/34	15,170	15,549,705
Ohio — 5.0%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series A, 5.25%,
6/01/38	2,650	2,723,617
State of Ohio, Refunding RB, Cleveland
Clinic Health, Series A, 5.50%,
1/01/39	4,630	4,911,365
		7,634,982
South Carolina — 2.0%
South Carolina State Housing Finance &
Development Authority, Refunding RB,
Series B-1, 5.55%, 7/01/39	2,960	3,065,317
Texas — 7.8%
County of Harris Texas, RB, Senior Lien,
Toll Road, Series A, 5.00%, 8/15/38	2,130	2,217,990
New Caney ISD Texas, GO, School
Building (PSF-GTD), 5.00%, 2/15/35	9,150	9,545,188
		11,763,178
Wisconsin — 1.3%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	1,990	2,047,073
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 89.1%		135,092,687
Total Long-Term Investments
(Cost – $244,847,097) – 157.1%		238,114,131
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.21% (f)(g)	399,761	399,761
Total Short-Term Securities
(Cost – $399,761) – 0.3%		399,761

4 BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

JULY 31, 2010

Schedule of Investments(concluded)

BlackRock Long-Term Municipal Advantage Trust (BTA)

(Percentages shown are based on Net Assets)

Value
Total Investments
(Cost – $245,246,858*) – 157.4%	$ 238,513,892
Other Assets Less Liabilities – 1.3%	2,048,470
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (58.7)%	(88,970,566)
Net Assets – 100.0%	$ 151,591,796

* The cost and unrealized appreciation (depreciation) of investments as of
July 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 245,075,150
Gross unrealized appreciation	$ 5,148,577
Gross Net unrealized unrealized depreciation depreciation	$ (11,709,835) (6,561,258)

(a) Issuer filed for bankruptcy and/or is in default of interest payments.
(b) Non-income producing security.
(c) Variable rate security. Rate shown is as of report date.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, are as follows:

	Shares		Shares Held
	Held at	Net	at July 31,
Affiliate	April 30, 2010	Activity	2010	Income
FFI Institutional
Tax-Exempt Fund	1,118,809	(719,048)	399,761	$634
(g) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	— $238,114,131		— $ 238,114,131
Short-Term
Securities	$ 399,761		—	399,761
Total	$ 399,761 $238,114,131		— $ 238,513,892

1 See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

JULY 31, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Long-Term Municipal Advantage Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 27, 2010